Reverse Recapitalization - Schedule of Shares (Details)	Feb. 08, 2023 shares
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	196,222,737
Percentage	100.00%
Legacy LanzaTech shares
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	167,324,363
Percentage	85.30%
Public stockholders
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	10,398,374
Percentage	5.30%
PIPE shares
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	18,500,000
Percentage	9.40%